OTHER ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2023
OTHER ASSETS, NET
Schedule of detailed information about other assets

Other Assets, net	December 31, 2023	December 31, 2022
In millions of COP
Tax advance(1)	1,461,816	1,298,400
Other receivables(2)	1,193,294	1,158,447
Assets pledged as collateral (cash)(3)	1,082,611	752,099
Marketable and non-marketable for sale assets(4)	890,653	978,319
Prepaid expenses	713,505	576,742
Receivables related to abandoned accounts(5)	403,432	439,994
Accounts receivable from contracts with customers(6)	259,516	192,029
Receivable Sales of goods and service	254,607	260,674
Commission for letters of credit	207,327	70,249
Operating leases	201,302	172,216
Balance in credit card clearing house	185,164	142,331
Debtors	85,698	21,646
Others	595,799	488,640
Total other assets	7,534,724	6,551,786
Allowance others	(6,688)	(3,920)
Total other assets, net	7,528,036	6,547,866
(1)	Mainly due to increase balance in favor of income tax advance.
(2)	Other accounts receivable are mainly associated with outstanding items with networks, accounts receivable from derivatives and cash transactions, among others.
(3)	Variation generated by growth in current operations with international counterparts.
(4)	Decrease generated mainly in foreign subsidiaries due to the variation of the market representative rate, for December 2022 was COP 4,810.20 colombian pesos and for December 2023 is COP 3,822.05 colombian pesos.
(5)	Corresponds to the application of Law 1777 of February 1, 2016, where established that entities holding balances in savings or checking accounts that are considered abandoned, must transfer these resources to the special fund created and administered by ICETEX for the granting of study credits and credits to promote the quality of Higher Education Institutions.
(6)	Corresponds to accounts receivable from commissions, see Note 25.3.1. Income from commissions and other services, in the detail of accounts receivable and liabilities from contracts.